Right-of-use assets and operating lease liability (Tables)	6 Months Ended
Jun. 30, 2019
Right-of-use assets and operating lease liability [Abstract]
Lease, Cost [Table Text Block]
June 30, 2019
Right-of-use asset - Vessels	$31,955
Right-of-use asset - Offices	4,032
Total Right-of-use assets (non-current)	$35,987

June 30, 2019
Operating lease liability - Vessels	$31,955
Operating lease liability - Offices	3,943
Total Operating lease liability	$35,898
Less: Current portion	(12,508)
Operating lease liability – Non-current portion	$23,390

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Due through June 30, 2020	$14,023
Due through June 30, 2021	13,538
Due through June 30, 2022	9,150
Due through June 30, 2023	333
Due through June 30, 2024	311
Thereafter	1,457
Total principal payments	$38,812